SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS (Details)	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	9 years 8 months 12 days
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	7 years 10 months 24 days